Exhibit 99.1

World Omni Auto Receivables Trust 2013-A
Monthly Servicer Certificate
July 31, 2015

Dates Covered
Collections Period	07/01/15 - 07/31/15
Interest Accrual Period	07/15/15 - 08/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/15	290,963,193.45	21,504
Yield Supplement Overcollateralization Amount at 06/30/15	3,065,848.35	0
Receivables Balance at 06/30/15	294,029,041.80	21,504
Principal Payments	14,628,097.11	526
Defaulted Receivables	589,814.93	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/15	2,811,156.50	0
Pool Balance at 07/31/15	275,999,973.26	20,946

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	29.64%

Prepayment ABS Speed	1.40%

Overcollateralization Target Amount	12,419,998.80
Actual Overcollateralization	12,419,998.80

Weighted Average APR	3.42%
Weighted Average APR, Yield Adjusted	4.25%
Weighted Average Remaining Term	37.10

Delinquent Receivables:
Past Due 31-60 days	4,839,479.16	299
Past Due 61-90 days	1,080,305.56	69
Past Due 91 + days	184,277.49	14
Total	6,104,062.21	382

Total 31+ Delinquent as % Ending Pool Balance	2.21%

Recoveries	300,103.25

Aggregate Net Losses/(Gains) - July 2015	289,711.68
Current Net Loss Ratio (Annualized)	1.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.81%

Flow of Funds	$ Amount

Collections	15,740,828.19
Advances	(6,408.48)
Investment Earnings on Cash Accounts	1,405.09
Servicing Fee	(245,024.20)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,490,800.60

Distributions of Available Funds
(1) Class A Interest	156,282.54
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,869,876.48
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,419,998.80
(7) Distribution to Certificateholders	1,026,791.60
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,490,800.60

Servicing Fee	245,024.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 07/15/15	277,869,849.74
Principal Paid	14,289,875.28
Note Balance @ 08/17/15	263,579,974.46

Class A-1
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-2
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-3
Note Balance @ 07/15/15	163,978,849.74
Principal Paid	14,289,875.28
Note Balance @ 08/17/15	149,688,974.46
Note Factor @ 08/17/15	55.4403609%

Class A-4
Note Balance @ 07/15/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	94,934,000.00
Note Factor @ 08/17/15	100.0000000%

Class B
Note Balance @ 07/15/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	18,957,000.00
Note Factor @ 08/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	174,133.72
Total Principal Paid	14,289,875.28
Total Paid	14,464,009.00

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	87,455.39
Principal Paid	14,289,875.28
Total Paid to A-3 Holders	14,377,330.67

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1926490
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.8092904
Total Distribution Amount	16.0019394

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3239089
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.9254640
Total A-3 Distribution Amount	53.2493729

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	130.85
Noteholders' Principal Distributable Amount	869.15

Account Balances	$ Amount

Advances
Balance as of 06/30/15	56,614.37
Balance as of 07/31/15	50,205.89
Change	(6,408.48)

Reserve Account
Balance as of 07/15/15	2,311,742.39
Investment Earnings	193.29
Investment Earnings Paid	(193.29)
Deposit/(Withdrawal)	-
Balance as of 08/17/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39